Derivatives and Hedge Accounting Activities (Tables)	Nov. 18, 2019
Offsetting Assets
The tables below present Dominion Energy’s derivative asset and liability balances by type of financial instrument, if the gross amounts recognized in its Consolidated Balance Sheets were netted with derivative instruments and cash collateral received or paid:

		June 30, 2019				December 31, 2018
		Gross Amounts Not Offset in the Consolidated Balance Sheet				Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Assets Presented in the Consolidated Balance Sheet (1)	Financial Instruments	Cash Collateral Received	Net Amounts	Gross Assets Presented in the Consolidated Balance Sheet (1)	Financial Instruments	Cash Collateral Received	Net Amounts

(millions)

Commodity contracts:

Over-the-counter	$103	$5	$—	$98	$175	$12	$—	$163

Exchange	82	24	—	58	68	68	—	—

Interest rate contracts:

Over-the-counter	7	3	—	4	18	1	—	17

Foreign currency contracts:

Over-the-counter	14	13	—	1	26	2	—	24

Total derivatives, subject to a master netting or similar arrangement	$206	$45	$—	$161	$287	$83	$—	$204

(1)	Excludes $ 3 million and $ 7 million of derivative assets at June 30, 2019 and December 31, 2018, respectively, which are not subject to master netting or similar arrangements.

Offsetting Liabilities

		June 30, 2019				December 31, 2018
		Gross Amounts Not Offset in the Consolidated Balance Sheet				Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Liabilities Presented in the Consolidated Balance Sheet (1)	Financial Instruments	Cash Collateral Paid	Net Amounts	Gross Liabilities Presented in the Consolidated Balance Sheet (1)	Financial Instruments	Cash Collateral Paid	Net Amounts

(millions)

Commodity contracts:

Over-the-counter	$42	$5	$—	$37	$19	$12	$—	$7

Exchange	24	24	—	—	115	68	47	—

Interest rate contracts:

Over-the-counter	557	16	35	506	142	1	—	141

Foreign currency contracts:

Over-the-counter	—	—	—	—	2	2	—	—

Total derivatives, subject to a master netting or similar arrangement	$623	$45	$35	$543	$278	$83	$47	$148

(1)	Excludes $ 3 million and $ 1 million of derivative liabilities at June 30, 2019 and December 31, 2018, respectively, which are not subject to master netting or similar arrangements.

Schedule of Volume of Derivative Activity
The following table presents the volume of Dominion Energy’s derivative activity at June 30, 2019. These volumes are based on open derivative positions and represent the combined absolute value of their long and short positions, except in the case of offsetting transactions, for which they represent the absolute value of the net volume of its long and short positions.

	Current	Noncurrent
Natural Gas (bcf):
Fixed price (1)	111	67
Basis	248	525
Electricity (MWh):
Fixed price	5,881,750	771,800
FTRs	104,772,623	—
NGLs (Gal)	18,648,000	—
Interest rate (2)	$1,150,000,000	$5,394,066,073
Foreign currency (2)(3)	$—	$280,000,000
(1)	Includes options.
(2)	Maturity is determined based on final settlement period.
(3)	Euro equivalent volumes are € 250,000,000 .

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
The following table presents selected information related to gains (losses) on cash flow hedges included in AOCI in Dominion Energy’s Consolidated Balance Sheet at June 30, 2019:

	AOCI After-Tax	Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	Maximum Term

(millions)
Commodities:
Gas	$(6)	$(6)	40 months
Electricity	38	32	18 months
Other	1	1	9 months
Interest rate	(429)	(47)	390 months
Foreign currency	7	—	84 months

Total	$(389)	$(20)

Schedule of Amounts Recorded on Balance Sheet Related to Cumulative Basis Adjustments for Fair Value Hedges
The following table presents the amounts recorded on the balance sheet related to cumulative basis adjustments for fair value hedges:

	Carrying Amount of the Hedged Asset (Liability) (1)		Cumulative Amount of Fair Value Hedging Adjustments Included in the Carrying Amount of the Hedged Assets (Liabilities) (2)
	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018

(millions)

Long-term debt	$(1,652)	$(1,631)	$(2)	$20
(1)	Includes $(895) million and $(892) million related to discontinued hedging relationships at June 30, 2019 and December 31, 2018, respectively.
(2)	Includes $ 5 million and $ 8 million of hedging adjustments on discontinued hedging relationships at June 30, 2019 and December 31, 2018, respectively.

Fair Value of Derivatives
Fair Value and Gains and Losses on Derivative Instruments
The following table presents the fair values of Dominion Energy’s derivatives and where they are presented in its Consolidated Balance Sheets:

	Fair Value – Derivatives under Hedge Accounting	Fair Value – Derivatives not under Hedge Accounting	Total Fair Value
(millions)
June 30, 2019
ASSETS
Current Assets
Commodity	$43	$70	$113

Total current derivative assets (1)	43	70	113

Noncurrent Assets
Commodity	10	65	75
Interest rate	7	—	7
Foreign currency	14	—	14

Total noncurrent derivative assets (2)	31	65	96

Total derivative assets	$74	$135	$209

LIABILITIES
Current Liabilities
Commodity	$10	$48	$58
Interest rate	142	1	143

Total current derivative liabilities (3)	152	49	201

Noncurrent Liabilities
Commodity	2	9	11
Interest rate	397	17	414

Total noncurrent derivative liabilities (4)	399	26	425

Total derivative liabilities	$551	$75	$626

December 31, 2018
ASSETS
Current Assets
Commodity	$55	$154	$209
Interest rate	14	—	14

Total current derivative assets (1)	69	154	223

Noncurrent Assets
Commodity	6	35	41
Interest rate	4	—	4
Foreign currency	26	—	26

Total noncurrent derivative assets (2)	36	35	71

Total derivative assets	$105	$189	$294

LIABILITIES
Current Liabilities
Commodity	$17	$112	$129
Interest rate	26	—	26
Foreign currency	2	—	2

Total current derivative liabilities (3)	45	112	157

Noncurrent Liabilities
Commodity	5	1	6
Interest rate	116	—	116

Total noncurrent derivative liabilities (4)	121	1	122

Total derivative liabilities	$166	$113	$279

(1)	Current derivative assets are presented in other current assets in Dominion Energy’s Consolidated Balance Sheets.
(2)	Noncurrent derivative assets are presented in other deferred charges and other assets in Dominion Energy’s Consolidated Balance Sheets.
(3)	Current derivative liabilities are presented in other current liabilities in Dominion Energy’s Consolidated Balance Sheets.
(4)	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Dominion Energy’s Consolidated Balance Sheets.

Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following tables present the gains and losses on Dominion Energy’s derivatives, as well as where the associated activity is presented in its Consolidated Balance Sheets and Statements of Income.

Derivatives in cash flow hedging relationships	Amount of Gain (Loss) Recognized in AOCI on Derivatives (1)	Amount of Gain (Loss) Reclassified From AOCI to Income	Increase (Decrease) in Derivatives Subject to Regulatory Treatment (2)

(millions)

Three Months Ended June 30, 2019

Derivative type and location of gains (losses):

Commodity:

Operating revenue		$38

Total commodity	$35	$38	$—

Interest rate (3)	(142)	(13)	(131)

Foreign currency (4)	2	4	—

Total	$(105)	$29	$(131)

Three Months Ended June 30, 2018

Derivative type and location of gains (losses):

Commodity:

Operating revenue		$(16)

Total commodity	$(39)	$(16)	$—

Interest rate (3)	9	(12)	25

Foreign currency (4)	(14)	(16)	—

Total	$(44)	$(44)	$25

Six Months Ended June 30, 2019

Derivative type and location of gains (losses):

Commodity:

Operating revenue		$92

Purchased gas		3

Total commodity	$101	$95	$—

Interest rate (3)	(226)	(23)	(215)

Foreign currency (4)	(9)	(2)	—

Total	$(134)	$70	$(215)

Six Months Ended June 30, 2018

Derivative type and location of gains (losses):

Commodity:

Operating revenue		$(28)

Purchased gas		(2)

Electric fuel and other energy-related purchases		7

Total commodity	$58	$(23)	$—

Interest rate (3)	47	(24)	93

Foreign currency (4)	(1)	(8)	—

Total	$104	$(55)	$93

(1)	Amounts deferred into AOCI have no associated effect in Dominion Energy’s Consolidated Statements of Income.
(2)
Represents net derivative activity deferred into and amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Dominion Energy’s Consolidated Statements of Income.

(3)	Amounts recorded in Dominion Energy’s Consolidated Statements of Income are classified in interest and related charges.
(4)	Amounts recorded in Dominion Energy’s Consolidated Statements of Income are classified in other income.

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance

Derivatives not designated as hedging instruments	Amount of Gain (Loss) Recognized in Income on Derivatives (1)

	Three Months Ended		Six Months Ended

	June 30,		June 30,
	2019	2018	2019	2018
(millions)

Derivative type and location of gains (losses):

Commodity:

Operating revenue	$27	$(9)	$30	$(3)

Purchased gas	(11)	4	(8)	4

Electric fuel and other energy-related purchases	(3)	(3)	(12)	(16)

Total	$13	$(8)	$10	$(15)

(1)
Includes derivative activity amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Dominion Energy’s Consolidated Statements of Income.

Virginia Electric and Power Company
Offsetting Assets
The tables below present Virginia Power’s derivative asset and liability balances by type of financial instrument, if the gross amounts recognized in its Consolidated Balance Sheets were netted with derivative instruments and cash collateral received or paid:

		June 30, 2019				December 31, 2018
		Gross Amounts Not Offset in the Consolidated Balance Sheet				Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Assets Presented in the Consolidated Balance Sheet (1)	Financial Instruments	Cash Collateral Received	Net Amounts	Gross Assets Presented in the Consolidated Balance Sheet (1)	Financial Instruments	Cash Collateral Received	Net Amounts

(millions)

Commodity contracts:

Over-the-counter	$81	$3	$—	$78	$64	$6	$—	$58

Interest rate contracts:

Over-the-counter	—	—	—	—	3	—	—	3

Total derivatives, subject to a master netting or similar arrangement	$81	$3	$—	$78	$67	$6	$—	$61

(1)	Excludes $ 2 million and $ 26 million of derivative assets at June 30, 2019 and December 31, 2018, respectively, which are not subject to master netting or similar arrangements.

Offsetting Liabilities

		June 30, 2019				December 31, 2018
		Gross Amounts Not Offset in the Consolidated Balance Sheet				Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Liabilities Presented in the Consolidated Balance Sheet (1)	Financial Instruments	Cash Collateral Paid	Net Amounts	Gross Liabilities Presented in the Consolidated Balance Sheet (1)	Financial Instruments	Cash Collateral Paid	Net Amounts

(millions)

Commodity contracts:

Over-the-counter	$3	$3	$—	$—	$6	$6	$—	$—

Interest rate contracts:

Over-the-counter	332	—	—	332	88	—	—	88

Total derivatives, subject to a master netting or similar arrangement	$335	$3	$—	$332	$94	$6	$—	$88

(1)	Excludes $ 23 million and $ 9 million of derivative liabilities at June 30, 2019 and December 31, 2018, respectively, which are not subject to master netting or similar arrangements.

Schedule of Volume of Derivative Activity
The following table presents the volume of Virginia Power’s derivative activity at June 30, 2019. These volumes are based on open derivative positions and represent the combined absolute value of their long and short positions, except in the case of offsetting transactions, for which they represent the absolute value of the net volume of its long and short positions.

	Current	Noncurrent

Natural Gas (bcf):

Fixed price (1)	39	22

Basis	141	455

Electricity (MWh):

FTRs	104,772,623	—

Interest rate (2)	$850,000,000	$1,200,000,000
(1)	Includes options.
(2)	Maturity is determined based on final settlement period.

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
The following table presents selected information related to losses on cash flow hedges included in AOCI in Virginia Power’s Consolidated Balance Sheet at June 30, 2019:

	AOCI After-Tax	Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	Maximum Term

(millions)

Interest rate	$(30)	$(1)	390 months

Total	$(30)	$(1)

Fair Value of Derivatives
The following table presents the fair values of Virginia Power’s derivatives and where they are presented in its Consolidated Balance Sheets:

	Fair Value – Derivatives under Hedge Accounting	Fair Value – Derivatives not under Hedge Accounting	Total Fair Value

(millions)

June 30, 2019

ASSETS

Current Assets

Commodity	$—	$24	$24

Total current derivative assets (1)	—	24	24

Noncurrent Assets

Commodity	—	59	59

Total noncurrent derivative assets (2)	—	59	59

Total derivative assets	$—	$83	$83

LIABILITIES

Current Liabilities

Commodity	$—	$20	$20

Interest rate	104	—	104

Total current derivative liabilities (3)	104	20	124

Noncurrent Liabilities

Commodity	—	6	6

Interest rate	228	—	228

Total noncurrent derivatives liabilities (4)	228	6	234

Total derivative liabilities	$332	$26	$358

December 31, 2018

ASSETS

Current Assets

Commodity	$—	$60	$60

Interest rate	3	—	3

Total current derivative assets (1)	3	60	63

Noncurrent Assets

Commodity	—	30	30

Total noncurrent derivative assets (2)	—	30	30

Total derivative assets	$3	$90	$93

LIABILITIES

Current Liabilities

Commodity	$—	$15	$15

Interest rate	10	—	10

Total current derivative liabilities (3)	10	15	25

Noncurrent Liabilities

Interest rate	78	—	78

Total noncurrent derivatives liabilities (4)	78	—	78

Total derivative liabilities	$88	$15	$103

(1)	Current derivative assets are presented in other current assets in Virginia Power’s Consolidated Balance Sheets.
(2)	Noncurrent derivative assets are presented in other deferred charges and other assets in Virginia Power’s Consolidated Balance Sheets.
(3)	Current derivative liabilities are presented in other current liabilities in Virginia Power’s Consolidated Balance Sheets.
(4)	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Virginia Power’s Consolidated Balance Sheets.

Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following tables present the gains and losses on Virginia Power’s derivatives, as well as where the associated activity is presented in its Consolidated Balance Sheets and Statements of Income:

Derivatives in cash flow hedging relationships	Amount of Gain (Loss) Recognized in AOCI on Derivatives (1)	Amount of Gain (Loss) Reclassified From AOCI to Income	Increase (Decrease) in Derivatives Subject to Regulatory Treatment (2)

(millions)

Three Months Ended June 30, 2019

Derivative type and location of gains (losses):

Interest rate (3)	$(15)	$(1)	$(133)

Total	$(15)	$(1)	$(133)

Three Months Ended June 30, 2018

Derivative type and location of gains (losses):

Interest rate (3)	$2	$—	$25

Total	$2	$—	$25

Six Months Ended June 30, 2019

Derivative type and location of gains (losses):

Interest rate (3)	$(24)	$(1)	$(218)

Total	$(24)	$(1)	$(218)

Six Months Ended June 30, 2018

Derivative type and location of gains (losses):

Interest rate (3)	$9	$—	$93

Total	$9	$—	$93

(1)	Amounts deferred into AOCI have no associated effect in Virginia Power’s Consolidated Statements of Income.

(2)
Represents net derivative activity deferred into and amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Virginia Power’s Consolidated Statements of Income.

(3)	Amounts recorded in Virginia Power’s Consolidated Statements of Income are classified in interest and related charges.

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance

Derivatives not designated as hedging instruments	Amount of Gain (Loss) Recognized in Income on Derivatives (1)

	Three Months Ended		Six Months Ended

	June 30,		June 30,
	2019	2018	2019	2018

(millions)

Derivative type and location of gains (losses):

Commodity (2)	$(3)	$(3)	$(12)	$(3)

Total	$(3)	$(3)	$(12)	$(3)

(1)
Includes derivative activity amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Virginia Power’s Consolidated Statements of Income.

(2)	Amounts recorded in Virginia Power’s Consolidated Statements of Income are classified in electric fuel and other energy-related purchases.

Dominion Energy Gas Holdings, LLC
Offsetting Assets
The tables below present Dominion Energy Gas’ derivative asset and liability balances by type of financial instrument, if the gross amounts recognized in its Consolidated Balance Sheets were netted with derivative instruments and cash collateral received or paid:

		June 30, 2019				December 31, 2018
		Gross Amounts Not Offset in the Consolidated Balance Sheet				Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Assets Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amounts	Gross Assets Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amounts

(millions)

Commodity contracts:

Over-the-counter	$2	$—	$—	$2	$3	$—	$—	$3

Interest rate contracts:

Over-the-counter	—	—	—	—	2	—	—	2

Foreign currency contracts:

Over-the-counter	14	13	—	1	26	2	—	24

Total derivatives, subject to a master netting or similar arrangement	$16	$13	$—	$3	$31	$2	$—	$29

		June 30, 2019				December 31, 2018
		Gross Amounts Not Offset in the Consolidated Balance Sheet				Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Paid	Net Amounts	Gross Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Paid	Net Amounts

(millions)

Interest rate contracts:

Over-the-counter	$77	$13	$—	$64	$17	$—	$—	$17

Foreign currency contracts:

Over-the-counter	—	—	—	—	2	2	—	—

Total derivatives, subject to a master netting or similar arrangement	$77	$13	$—	$64	$19	$2	$—	$17

Schedule of Volume of Derivative Activity
The following table presents the volume of Dominion Energy Gas’ derivative activity at June 30, 2019. These volumes are based on open derivative positions and represent the combined absolute value of their long and short positions, except in the case of offsetting transactions, for which they represent the absolute value of the net volume of its long and short positions.

	Current	Noncurrent

Natural Gas (bcf):

Basis	1	—

NGLs (Gal)	18,648,000	—

Interest rate (1)	$300,000,000	$1,000,000,000

Foreign currency (1)(2)	$—	$280,000,000

(1)	Maturity is determined based on final settlement period.

(2)	Euro equivalent volumes are € 250,000,000 .

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
The following table presents selected information related to gains (losses) on cash flow hedges included in AOCI in Dominion Energy Gas’ Consolidated Balance Sheet at June 30, 2019:

	AOCI After-Tax	Amounts Expected to be Reclassified to Earnings During the Next 12 Months After- Tax	Maximum Term

(millions)

Commodities:

NGLs	$1	$1	9 months

Interest rate	(82)	$(7)	306 months

Foreign currency	7	—	84 months

Total	$(74)	$(6)

Fair Value of Derivatives
The following tables present the fair values of Dominion Energy Gas’ derivatives and where they are presented in its Consolidated Balance Sheets:

	Fair Value- Derivatives Under Hedge Accounting	Fair Value-Derivatives Not Under Hedge Accounting	Total Fair Value

(millions)
June 30, 2019
ASSETS
Current Assets
Commodity	$2	$—	$2

Total current derivative assets (1)	2	—	2

Noncurrent Assets
Foreign currency	14	—	14

Total noncurrent derivative assets (2)	14	—	14

Total derivative assets	$16	$—	$16

LIABILITIES
Current Liabilities
Interest rate	$34	$—	$34

Total current derivative liabilities (3)	34	—	34

Noncurrent Liabilities
Interest rate	43	—	43

Total noncurrent derivative liabilities (4)	43	—	43

Total derivative liabilities	$77	$—	$77

December 31, 2018
ASSETS
Current Assets
Commodity	$3	$—	$3
Interest rate	2	—	2

Total current derivative assets (1)	5	—	5

Noncurrent Assets
Foreign currency	26	—	26

Total noncurrent derivative assets (2)	26	—	26

Total derivative assets	$31	$—	$31

LIABILITIES
Current Liabilities
Interest rate	$9	$—	$9
Foreign currency	2	—	2

Total current derivative liabilities (3)	11	—	11

Noncurrent Liabilities
Interest rate	8	—	8

Total noncurrent derivative liabilities (4)	8	—	8

Total derivative liabilities	$19	$—	$19

(1)
Current derivative assets include $
2
 million in other current assets at December 31, 2018, with the remainder recorded in current assets of discontinued operations in Dominion Energy Gas’ Consolidated Balance Sheets. All current derivative assets are included in current assets of discontinued operations of Dominion Energy Gas’ Consolidated Balance Sheets at June 30, 2019.

(2)	Noncurrent derivatives assets are presented in other deferred charges and other assets in Dominion Energy Gas’ Consolidated Balance Sheets.
(3)	Current derivative liabilities are presented in other current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.
(4)	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.

Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following table presents the gains and losses on Dominion Energy Gas’ derivatives, as well as where the associated activity is presented in its Consolidated Balance Sheets and Statements of Income:

Derivatives in cash flow hedging relationships	Amount of Gain (Loss) Recognized in AOCI on Derivatives (1)	Amount of Gain (Loss) Reclassified From AOCI to Income

(millions)

Three Months Ended June 30, 2019

Derivative Type and Location of Gains (Losses):

Commodity:

Net i ncome from discontinued operations		$—

Total commodity	$3	$—

Interest rate (2)	(36)	(2)

Foreign currency (3)	1	4

Total	$(32)	$2

Three Months Ended June 30, 2018

Derivative Type and Location of Gains (Losses):

Commodity:

Net i ncome from discontinued operations		$(2)

Total commodity	$(10)	$(2)

Interest rate (2)	(3)	—

Foreign currency (3)	(14)	(16)

Total	$(27)	$(18)

Six Months Ended June 30, 2019

Derivative Type and Location of Gains (Losses):

Commodity:

Net i ncome from discontinued operations		$2

Total commodity	$2	$2

Interest rate (2)	(60)	(1)

Foreign currency (3)	(10)	(2)

Total	$(68)	$(1)

Six Months Ended June 30, 2018

Derivative Type and Location of Gains (Losses):

Commodity:

Net i ncome from discontinued operations		$(5)

Total commodity	$(6)	$(5)

Interest rate (2)	(1)	(2)

Foreign currency (3)	(1)	(8)

Total	$(8)	$(15)

(1)	Amounts deferred into AOCI have no associated effect in Dominion Energy Gas’ Consolidated Statements of Income.
(2)	Amounts recorded in Dominion Energy Gas’ Consolidated Statements of Income are classified in interest and related charges.
(3)	Amounts recorded in Dominion Energy Gas’ Consolidated Statements of Income are classified in other income.